Distribution and Selling Expenses	12 Months Ended
Dec. 31, 2017
Distribution and Selling Expenses [Abstract]
DISTRIBUTION AND SELLING EXPENSES

12.	DISTRIBUTION AND SELLING EXPENSES

	Year ended December 31,
	2017	2016	2015
Rental	21,527	30,225	508,039
Depreciation	2,680	490,527	1,239,644
Labor	258,233	211,274	739,789
Subsidy to distributors	773,238	910,537	1,061,685
Promotion	32,216	137,210	899,664
Advertisement	1,591,742	1,554,023	1,702,863
Others	585,744	272,214	469,572
	3,265,380	3,606,010	6,621,256